Segment Information (Reconciliation of Federal Income Tax Expense (Benefit) From Segments to Consolidated) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	$ (437)	$ 737	$ (56)
Annuities Segment [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	128	189	187
Life Insurance Segment [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	(544)	112	(28)
Group Protection Segment [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	12	(44)	11
Retirement Plan Services Segment [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	32	48	21
MRB remeasurement [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	(65)	324
Other Operations [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	(84)	(70)	(51)
Investment and Reinsurance Related Realized gain (Loss) [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	107	196
GLB Rider Fees Ceded To LNBAR [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	(197)	(186)
GLB And GDB Hedge Allowance [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	161	167
Indexed Product Net Derivative Results [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	15	5
Excluded Realized Gain (Loss), After-Tax [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)			(155)
Benefit Ratio Unlocking, After-Tax [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	$ (2)		1
Net Impact From Tax Cuts And Jobs Act [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)			(37)
Acquisition And Integration Costs Related To Mergers And Acquisitions, After-Tax [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)		$ (3)	$ (5)